Income taxes - Current and Deferred Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Current year tax (expense) / benefit	€ (1,766.1)	€ (1,440.9)	€ (1,367.2)
Prior year tax (expense) / benefit	113.1	(55.8)	(21.3)
Total income tax (expense) / benefit current	(1,653.0)	(1,496.7)	(1,388.5)
Changes to recognition of operating losses and tax credits	3.0	(41.2)	(37.2)
Prior year tax (expense) / benefit	(85.2)	79.2	(2.4)
Tax rate changes	13.5	(1.1)	1.5
Origination and reversal of temporary differences, operating losses and tax credits	285.9	489.9	405.2
Total deferred tax (expense) / benefit	€ 217.2	€ 526.8	€ 367.1